PP&E - Movements for materials and PP&E (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movements in impairment of materials and PP&E
PP&E at beginning of year	$ 2,468,820
PP&E at end of year	2,271,838	$ 2,468,820
Materials | Allowance for obsolescence and impairment of materials
Movements in impairment of materials and PP&E
PP&E at beginning of year	28,280	28,659
Uses	6,472	324
Currency translation adjustments	(185)	55
PP&E at end of year	21,993	28,280
Materials | Impairment allowance
Movements in impairment of materials and PP&E
PP&E at beginning of year	(28,280)
PP&E at end of year	(21,993)	(28,280)
PP&ES | Impairment allowance
Movements in impairment of materials and PP&E
PP&E at beginning of year	(2,402)	(9,826)
(Increases)/ uses	(77)	7,424
PP&E at end of year	$ (2,479)	$ (2,402)